REVENUES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenues	¥ 579,650	¥ 421,024	¥ 335,037
Revenue, Practical Expedient [Abstract]
Adoption of practical expedient for incremental cost to obtain a contract	true
Revenue, Practical Expedient, Initial Application and Transition, Nondisclosure of Transaction Price Allocation to Remaining Performance Obligation [true false]	true
Information and analytics services
Disaggregation of Revenue [Line Items]
Revenues	¥ 268,548	206,201	157,358
Data services
Disaggregation of Revenue [Line Items]
Revenues	138,643	125,147	91,829
Analytics services
Disaggregation of Revenue [Line Items]
Revenues	129,905	81,054	65,529
Marketplace services
Disaggregation of Revenue [Line Items]
Revenues	311,102	214,823	177,679
Promotion services
Disaggregation of Revenue [Line Items]
Revenues	244,154	189,718	168,024
Listing services
Disaggregation of Revenue [Line Items]
Revenues	¥ 66,948	¥ 25,105	¥ 9,655